DEBT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Partnership’s Debt Obligations
The partnership’s debt obligations include the following:

	Dec. 31, 2025		Dec. 31, 2024
(US$ Millions)	Weighted- average rate	Debt balance	Weighted- average rate	Debt balance
Unsecured facilities:
Brookfield Property Partners’ credit facilities	5.74%	$1,260	6.38%	$2,133
Brookfield Property Partners’ corporate bonds	5.10%	1,020	4.79%	1,321
GGP Retail LLC (“GGP”) term debt	7.22%	846	6.96%	1,147
GGP senior secured notes	5.20%	1,124	5.20%	1,493
GGP corporate facility	6.58%	424	7.19%	397
GGP junior subordinated notes	5.57%	202	6.29%	198
Subsidiary borrowings	4.41%	220	5.36%	332

Secured debt obligations:
Funds subscription credit facilities(1)	5.34%	2,407	6.46%	3,498
Fixed rate	5.29%	17,504	5.11%	15,396
Variable rate	6.37%	21,564	7.32%	25,809
Deferred financing costs		(257)		(225)
Total debt obligations		$46,314		$51,499

Current		$10,876		$14,719
Non-current		35,354		35,964
Debt associated with assets held for sale		84		816
Total debt obligations		$46,314		$51,499
(1)Funds subscription credit facilities are secured by co-investors’ capital commitments.
Debt obligations include foreign currency denominated debt in the functional currencies of the borrowing subsidiaries. Debt obligations by local currency are as follows:

	Dec. 31, 2025			Dec. 31, 2024
(US$ Millions)	U.S. Dollars	Local currency		U.S. Dollars	Local currency
U.S. Dollars	$29,178		$29,178	$35,414		$35,414
British Pounds	7,026		£5,214	6,157		£4,919
Canadian Dollars	3,158	C$	4,334	3,157	C$	4,541
Euros	2,216		€1,886	1,515		€1,463
South Korean Won	1,700	₩	2,457,000	1,675	₩	2,477,858
Australian Dollars	1,240	A$	1,858	1,206	A$	1,948
Brazilian Reais	495	R$	2,724	500	R$	3,097
United Arab Emirates Dirham	456	AED	1,676	95	AED	348
Singapore Dollar	271	S$	348	—	S$	—
Swedish Krona	266	SEK	2,453	—	SEK	—
Indian Rupees	244	Rs	21,952	1,805	Rs	154,296
Chinese Yuan	205	C¥	1,432	200	C¥	1,464
Hong Kong Dollar	59	HK$	457	—	HK$	—
Danish Krone	57	DKK	361	—	DKK	—
Deferred financing costs	(257)			(225)
Total debt obligations	$46,314			$51,499

Schedule of Components of Changes in Debt Obligations
The components of changes in debt obligations, including changes related to cash flows from financing activities, are summarized in the table below:

(US$ Millions)	Year ended Dec. 31, 2025	Year ended Dec. 31, 2024
Balance, beginning of period	$51,499	$68,712
Debt obligation issuance, net of repayments	(2,917)	3,675
Non-cash changes in debt obligations:
Debt from asset acquisitions	103	738
Assumed by purchaser	(2,970)	(1,245)
Assumed from business combination(1)	502	—
Amortization of deferred financing costs and (premium) discount	70	127
Deconsolidation of BSREP IV debt obligations(2)	—	(19,487)
Deconsolidation of India REIT debt obligations(3)	(1,011)	—
Foreign currency translation	1,047	(1,001)
Other	(9)	(20)
Balance, end of period	$46,314	$51,499
(1)In the third quarter of 2025, the partnership acquired a European hostels portfolio. See Note 3, Business Combinations, for more information.
(2)See Note 32, Related Parties for further information on the Deconsolidation of BSREP IV investments.
(3)See Note 4, Investment Properties for further information on the Deconsolidation of India REIT.